Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables.
Schedule of trade and other payables

	2023	2022
for the year ended 30 June	Rm	Rm
Trade payables	26 311	26 888
Capital project related payables[1]	1 155	457
Accrued expenses	4 712	4 807
Other payables (financial liabilities)[2]	2 295	6 611
Related party payables	645	1 110
third parties	40	191
equity accounted investments	605	919

	35 118	39 873
Other payables (non-financial liabilities)[3]	9 228	9 037
Duties payable to revenue authorities	4 051	4 172
Value added tax	121	473
	48 518	53 555
1	Increase mainly due to ramp up of development cost on the Production Sharing Agreement (PSA) project in Mozambique.
2	In 2022 other payables (financial liabilities) included payables for mainly crude oil derivatives that settled out of the money.
3	Other payables (non-financial liabilities) include employee-related payables.